Leases - Maturity of Lease Liabilities (Detail) $ in Thousands	Jun. 29, 2019 USD ($)
Operating Leases
Remainder of fiscal 2019	$ 45,686
Fiscal 2020	92,197
Fiscal 2021	92,807
Fiscal 2022	92,156
Fiscal 2023	91,909
Thereafter	770,151
Total lease payments	1,184,906
Less: Interest	(439,031)
Present value of lease liabilities	745,875
Finance Leases
Remainder of fiscal 2019	416
Fiscal 2020	756
Fiscal 2021	777
Fiscal 2022	724
Fiscal 2023	622
Thereafter	2,429
Total lease payments	5,724
Less: Interest	(1,277)
Present value of lease liabilities	4,447
Total
Remainder of fiscal 2019	46,102
Fiscal 2020	92,953
Fiscal 2021	93,584
Fiscal 2022	92,880
Fiscal 2023	92,531
Thereafter	772,580
Total lease payments	$ 1,190,630